Subsidiary Guarantors (Details 4) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash	$ 23,820	$ 23,726
Restricted Cash	45
Accounts receivable, net
Oil and gas sales	51,233	29,684
Joint interest owners	42,481	21,876
Other	1,459	4,590
Commodity derivative assets	8,837	17,648
Other current assets	2,392	1,088
Deferred tax assets	12
Total current assets	130,279	98,612
Oil and gas properties, net, at cost under the successful efforts method	1,312,551	1,007,344
Other property, plant and equipment, net	3,444	3,398
Commodity derivative assets	25,398	25,199
Other assets	15,006	16,133
Deferred tax assets	1,301
Total assets	1,487,979	1,150,686
Current liabilities
Trade accounts payable	89,430	38,036
Oil and gas sales payable	66,179	45,860
Accrued liabilities	10,805	5,255
Commodity derivative liabilities	10,664	4,035
Deferred tax liabilities		61
Asset retirement obligations	2,590	174
Total current liabilities	179,668	93,421
Long-term debt	658,000	610,000
Deferred revenue	14,531
Commodity derivative liabilities	190	7,657
Asset retirement obligations	8,373	9,332
Deferred tax liabilities	3,093	1,876
Total liabilities	863,855	722,286
Commitments and contingencies (Note 10)
Stockholders' / members' equity
Members' equity		428,400
Additional paid-in-capital	173,169
Retained earnings (deficit)	(2,186)
Stockholders' / members' equity	171,033	428,400
Non-controlling interest	453,091
Total stockholders' / members' equity	624,124	428,400	345,909	284,449
Total liabilities and stockholders' / members' equity	1,487,979	1,150,686
Class A common stock
Stockholders' / members' equity
Common stock	13
Common Stock, par value (in dollars per share)	$ 0.001
Common Stock, shares issued	12,526,580
Common Stock, shares outstanding	12,526,580
Class B common stock
Stockholders' / members' equity
Common stock	37
Common Stock, par value (in dollars per share)	$ 0.001
Common Stock, shares issued	36,836,333
Common Stock, shares outstanding	36,836,333
Eliminations
Accounts receivable, net
Intercompany receivable	(1,052,027)	(845,184)
Total current assets	(1,052,027)	(845,184)
Investment in Subsidiaries	(169,081)
Total assets	(1,221,108)	(845,184)
Current liabilities
Intercompany payable	(1,054,214)	(845,184)
Total current liabilities	(1,054,214)	(845,184)
Total liabilities	(1,054,214)	(845,184)
Commitments and contingencies (Note 10)
Stockholders' / members' equity
Members' equity	(619,985)
Stockholders' / members' equity	(619,985)
Non-controlling interest	453,091
Total stockholders' / members' equity	(166,894)
Total liabilities and stockholders' / members' equity	(1,221,108)	(845,184)
JEI (Parent)
Current assets
Cash	100
Accounts receivable, net
Intercompany receivable	638
Total current assets	738
Investment in Subsidiaries	169,081
Deferred tax assets	1,301
Total assets	171,120
Current liabilities
Accrued liabilities	87
Total current liabilities	87
Total liabilities	87
Commitments and contingencies (Note 10)
Stockholders' / members' equity
Additional paid-in-capital	173,169
Retained earnings (deficit)	(2,186)
Stockholders' / members' equity	171,033
Total stockholders' / members' equity	171,033
Total liabilities and stockholders' / members' equity	171,120
JEI (Parent) | Class A common stock
Stockholders' / members' equity
Common stock	13
Common Stock, par value (in dollars per share)	$ 0.001
Common Stock, shares issued	12,526,580
Common Stock, shares outstanding	12,526,580
JEI (Parent) | Class B common stock
Stockholders' / members' equity
Common stock	37
Common Stock, par value (in dollars per share)	$ 0.001
Common Stock, shares issued	36,836,333
Common Stock, shares outstanding	36,836,333
Issuers
Current assets
Cash	6,000	5,056
Accounts receivable, net
Other		1,719
Commodity derivative assets	8,837	17,648
Other current assets	387
Deferred tax assets	12
Intercompany receivable	1,051,389	845,184
Total current assets	1,066,625	869,607
Commodity derivative assets	25,398	25,199
Other assets	14,072	13,446
Total assets	1,106,095	908,252
Current liabilities
Trade accounts payable	230	116
Accrued liabilities	1,642	110
Commodity derivative liabilities	10,664	4,035
Deferred tax liabilities		61
Total current liabilities	12,536	4,322
Long-term debt	658,000	610,000
Deferred revenue	14,531
Commodity derivative liabilities	190	7,657
Deferred tax liabilities	3,093	1,876
Total liabilities	688,350	623,855
Commitments and contingencies (Note 10)
Stockholders' / members' equity
Members' equity	417,745	284,397
Stockholders' / members' equity	417,745	284,397
Total stockholders' / members' equity	417,745	284,397
Total liabilities and stockholders' / members' equity	1,106,095	908,252
Guarantor Subsidiaries
Current assets
Cash	17,650	18,600
Restricted Cash	45
Accounts receivable, net
Oil and gas sales	51,233	29,684
Joint interest owners	42,481	21,876
Other	1,459	2,871
Other current assets	2,005
Deferred tax assets		1,088
Total current assets	114,873	74,119
Oil and gas properties, net, at cost under the successful efforts method	1,312,551	1,007,344
Other property, plant and equipment, net	2,557	2,568
Other assets	934	2,687
Total assets	1,430,915	1,086,718
Current liabilities
Trade accounts payable	89,200	37,920
Oil and gas sales payable	66,179	45,860
Accrued liabilities	9,076	5,145
Asset retirement obligations	2,590	174
Intercompany payable	1,051,935	843,430
Total current liabilities	1,218,980	932,529
Asset retirement obligations	8,373	9,332
Total liabilities	1,227,353	941,861
Commitments and contingencies (Note 10)
Stockholders' / members' equity
Members' equity	203,562	144,857
Stockholders' / members' equity	203,562	144,857
Total stockholders' / members' equity	203,562	144,857
Total liabilities and stockholders' / members' equity	1,430,915	1,086,718
Non-Guarantor Subsidiaries
Current assets
Cash	70	70
Accounts receivable, net
Total current assets	70	70
Other property, plant and equipment, net	887	830
Total assets	957	900
Current liabilities
Intercompany payable	2,279	1,754
Total current liabilities	2,279	1,754
Total liabilities	2,279	1,754
Commitments and contingencies (Note 10)
Stockholders' / members' equity
Members' equity	(1,322)	(854)
Stockholders' / members' equity	(1,322)	(854)
Total stockholders' / members' equity	(1,322)	(854)
Total liabilities and stockholders' / members' equity	$ 957	$ 900